Reclamation Bonds (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Reclamation bonds	$ 3,484,948		$ 3,499,646
USD [Member]
Statement Line Items [Line Items]
Reclamation bonds		$ 2,748,815		$ 2,747,965